Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) director	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operations
Costs and expenses allocated from SINA		$ 33,157	$ 36,483	$ 47,178
Interest-free loans to the VIE's shareholders		80,200	82,200
VIEs and VIEs' subsidiaries accumulated deficit		117,300	125,500
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		1,890,632	2,584,635
Short-term investments		459,852	641,035
Accounts receivable		339,754	440,768
Prepaid expenses and other current assets		348,774	359,881
Property and equipment, net		215,034	220,663
Operating lease assets		154,717	170,266
Intangible assets, net		109,576
Goodwill		162,223	166,436	120,151	$ 130,405
Long-term investments		1,389,199	1,320,386	993,630	1,207,651
Other non-current assets		61,377	36,889
Total assets		6,504,499	7,280,358
Accounts payable		158,435	161,493
Accrued and other liabilities		640,207	656,445
Income taxes payable		84,690	94,507
Deferred revenues		$ 72,642	$ 75,187
Other Liability, Current, Related Party, Type [Extensible Enumeration]		srt:SubsidiariesMember	srt:SubsidiariesMember
Operating lease liability		$ 44,742
Deferred tax liability		61,052	$ 66,151
Other non-current liabilities		3,069	3,422
Total liabilities		2,925,613	3,762,742
Redeemable non-controlling interests		51,012	50,153
Total shareholders' equity		3,533,783	3,448,888	3,344,745	$ 3,621,398
Total liabilities, redeemable non-controlling interests and shareholders' equity		6,504,499	7,280,358
Results of operations of the VIEs and their subsidiaries
Total revenues		1,754,677	1,759,836	1,836,332
Net income (loss)		300,801	342,598	85,555
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		639,898	672,820	564,104
Net Cash Provided by (Used in) Investing Activities		(246,900)	(736,846)	(33,014)
Net cash provided by (used in) financing activities		(1,029,439)	21,690	(91,141)
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 202,500	209,300
Term of loan agreements		10 years
Term of trademark license agreements		1 year
Service fees revenue charged to VIE		$ 712,400	714,800	745,100
Third parties
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		$ 256,670	341,486
Weimeng
Contractual Arrangements with the VIE
Equity interest		99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		$ 678,562	625,486
Short-term investments		94,770	35,870
Accounts receivable		315,354	426,420
Prepaid expenses and other current assets		168,186	165,557
Property and equipment, net		1,276	1,721
Operating lease assets		20,922	23,082
Intangible assets, net		109,577	133,920
Goodwill		162,223	166,436
Long-term investments		238,142	266,718
Other non-current assets		166,591	202,695
Total assets		1,953,246	2,060,824
Accounts payable		114,034	118,773
Accrued and other liabilities		389,208	380,810
Income taxes payable		27,439	31,987
Deferred revenues		38,066	42,254
Amount due to the subsidiaries of the Group		1,325,148	1,393,967
Operating lease liability		25,304	25,791
Deferred tax liability		22,558	29,732
Other non-current liabilities		3,069	3,422
Total liabilities		1,944,826	2,026,736
Redeemable non-controlling interests		45,103	68,728
Total shareholders' equity		(36,683)	(34,640)
Total liabilities, redeemable non-controlling interests and shareholders' equity		1,953,246	2,060,824
Results of operations of the VIEs and their subsidiaries
Total revenues		1,512,278	1,531,675	1,540,585
Net income (loss)		8,220	25,343	(18,356)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		202,668	159,891	(136,442)
Net Cash Provided by (Used in) Investing Activities		(75,876)	88,119	410,164
Net cash provided by (used in) financing activities		(56,719)	(260,289)	226,938
Contractual Arrangements with the VIE
Costs and expenses		$ 6,700	6,600	4,200
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
SINA | Related party
Contractual Arrangements with the VIE
Costs and expenses		$ 33,157	36,483	47,178
SINA | Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Amount due from (to) SINA		(2,357)	12,919
Cost of revenues
Operations
Costs and expenses allocated from SINA		9,835	12,313	17,255
Sales and marketing
Operations
Costs and expenses allocated from SINA		0		1,953
Product development
Operations
Costs and expenses allocated from SINA		7,042	6,850	12,192
General and administrative
Operations
Costs and expenses allocated from SINA		$ 16,280	$ 17,320	$ 15,778